As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------

NUMBER OF SHARES                       MARKET VALUE+         NUMBER OF SHARES                               MARKET VALUE+
                                   ($000's omitted)                                                     ($000's omitted)
COMMON STOCKS (99.0%)
                                                             OFFICE (23.0%)
APARTMENTS (13.1%)                                                 481,379 Brandywine Realty Trust                15,139
      531,400 Apartment Investment &                               220,400 CarrAmerica Realty                      8,111
              Management                     22,595                132,700 Equity Office Properties Trust          4,222
      410,500 Archstone-Smith Trust          19,236                217,000 Glenborough Realty Trust                4,271
      464,200 Camden Property Trust          30,220                408,700 Highwoods Properties                   12,890
      256,000 Education Realty Trust          3,336                341,000 HRPT Properties Trust                   3,659
      171,100 Home Properties                 7,848                271,300 Kilroy Realty                          18,337
                                         ----------                120,200 Mack-Cali Realty                        5,375
                                             83,235                942,000 Maguire Properties                     31,840
COMMERCIAL SERVICES (2.1%)                                         586,900 Newkirk Realty Trust                    9,208
       92,000 Capital Trust                   2,852                704,700 Reckson Associates Realty              28,139
      204,600 Deerfield Triarc Capital        2,689                233,600 Trizec Properties                       5,441
      304,300 Gramercy Capital                8,015                                                       --------------
                                         ----------                                                              146,632
                                             13,556
                                                             OFFICE - INDUSTRIAL (2.9%)
COMMUNITY CENTERS (10.6%)                                          149,500 Bedford Property Investors              3,469
       90,400 Cedar Shopping Centers          1,337                332,200 Liberty Property Trust                 15,035
      221,400 Heritage Property                                                                           --------------
               Investment Trust               7,860                                                               18,504
      942,400 New Plan Excel Realty Trust    23,230          REGIONAL MALLS (9.4%)
      331,100 Ramco-Gershenson Properties                          111,000 CBL & Associates Properties             4,698
               Trust                          9,330                452,700 Glimcher Realty Trust                  12,377
      809,400 Tanger Factory Outlet          25,504 (E)            104,700 Macerich Co.                            7,598
               Centers                   ----------                164,000 Mills Corp.                             6,798
                                             67,261                177,600 Pennsylvania REIT                       7,221
                                                                   253,200 Simon Property Group                   20,975
                                                                                                          --------------
                                                                                                                  59,667
DIVERSIFIED (13.8%)
      644,800 Colonial Properties Trust      29,803
      240,500 Crescent Real Estate Equities   5,096
      813,100 iStar Financial                29,182 (OO)     SELF STORAGE (2.6%)
      219,600 Lexington Corporate                                 175,100 Extra Space Storage                      2,688 (E)
               Properties Trust               4,875 (E)           119,700 Public Storage, Depositary
      202,400 Spirit Finance                  2,437                        Shares                                  3,292
      182,100 Vornado Realty Trust           16,087                21,500 Shurgard Storage Centers                 1,296
                                         ----------               131,500 Sovran Self Storage                      6,513
                                             87,480               113,000 U-Store-It Trust                         2,416
                                                                                                          --------------
                                                                                                                  16,205
HEALTH CARE (14.4%)
      652,800 Health Care Property
               Investors                     18,115
      382,400 Health Care REIT               14,221 (E)      TOTAL COMMON STOCKS
      157,300 Healthcare Realty Trust         5,512          (COST $410,084)                                     629,855
      563,700 Nationwide Health              12,892 (E)                                                   ---------------
               Properties
       58,600 OMEGA Healthcare Investors        768
    1,312,900 Ventas, Inc.                   40,175          CONVERTIBLE PREFERRED STOCKS (6.5%)
                                         ----------
                                             91,683
                                                             COMMUNITY CENTERS (6.3%)
INDUSTRIAL (6.8%)                                                  743,644 Citigroup Global Markets               39,874
      628,000 EastGroup Properties           29,654
      353,000 First Industrial Realty        13,792          REGIONAL MALLS (0.2%)
               Trust                     ----------                 23,400 Simon Property Group, Ser. I            1,609
                                             43,446
LODGING (0.3%)                                               TOTAL CONVERTIBLE PREFERRED STOCKS
       51,000 Hospitality Properties                        (COST $25,507)                                        41,483
               Trust                          2,186                                                       ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                       MARKET VALUE+         NUMBER OF SHARES                                MARKET VALUE+
                                   ($000's omitted)                                                      ($000's omitted)
                                                                 119,000 Strategic Hotel Capital Ser. B            3,040 *
                                                                                                          --------------
                                                                                                                  12,457
PREFERRED STOCKS (27.6%)
                                                             MANUFACTURED HOMES (0.3%)
APARTMENTS (3.6%)                                                   80,000 American Land Lease, Ser. A             1,964
       7,200 Apartment Investment &
              Management, Ser. Q                183          OFFICE (2.4%)
        8,600 Apartment Investment &                                50,000 HRPT Properties Trust, Ser. B           1,280
               Management, Ser. R               221                480,000 Parkway Properties, Ser. D             12,432
      138,000 Apartment Investment &                                53,200 SL Green Realty, Ser. D                 1,347
               Management, Ser. T             3,467                                                       --------------
      377,800 Mid-America Apartment                                                                               15,059
               Communities, Ser. H            9,764           OFFICE - INDUSTRIAL (0.5%)
      151,300 Post Properties, Ser. A         8,964                70,000 Digital Realty Trust, Ser. A             1,797
                                         ----------                61,400 Digital Realty Trust, Ser. B             1,517
                                             22,599                                                       --------------
COMMERCIAL SERVICES (0.6%)                                                                                         3,314
      156,000 Anthracite Capital, Ser. C      4,028
                                                             REGIONAL MALLS (8.2%)
COMMUNITY CENTERS (1.8%)                                            40,000 CBL & Associates Properties,
       66,000 Developers Diversified Realty,                                  Ser. B                               2,072
                Ser. I                        1,662                 48,000 Glimcher Realty Trust, Ser. F           1,236
       49,600 Ramco-Gershenson Properties                          108,500 Glimcher Realty Trust, Ser. G           2,732
               Trust, Ser. B                  1,300                 31,200 Mills Corp., Ser. B                       785
       85,500 Saul Centers, Ser. A            2,198                206,200 Mills Corp., Ser. C                     5,265
       60,000 Urstadt Biddle Properties,                           965,900 Mills Corp., Ser. E                    24,244
               Ser. C                         6,279                225,300 Pennsylvania REIT, Ser. A              12,820
                                         ----------                  4,351 Taubman Centers, Ser. A                   110
                                             11,439                 72,900 Taubman Centers, Ser. G                 1,844
                                                                    50,000 Taubman Centers, Ser. H                 1,265
DIVERSIFIED (4.8%)                                                                                        --------------
        32,800 Colonial Properties Trust,
                Ser. E                          806                                                               52,373
       398,600 Crescent Real Estate Equities,                SPECIALTY (0.4%)
                Ser. B                       10,284                 30,000 Capital Automotive REIT, Ser.
       200,000 iStar Financial, Ser. E        5,046                            B                                     751
       580,000 Lexington Corp. Properties                           76,500 Entertainment Properties
                Trust, Ser. B                14,645                         Trust, Ser. A                          1,963
                                         ----------                                                       ---------------
                                             30,781                                                                2,714
                                                              TOTAL PREFERRED STOCKS
HEALTH CARE (3.0%)                                            (Cost $172,161)                                    175,687
      685,000 Health Care REIT, Ser. D       17,360
       59,000 LTC Properties, Ser. F          1,496
        1,000 Nationwide Health Properties      103           PRINCIPAL AMOUNT
                                         ----------
                                             18,959
                                                             SHORT-TERM INVESTMENTS (7.3%)
LODGING (2.0%)
    132,400 Eagle Hospitality Properties                        $35,520,491 Neuberger Berman Securities
             Trust, Ser. A                    3,336                          Lending Quality Fund, LLC            35,520 ++
     81,900 Hersha Hospitality Trust, Ser.                       10,986,279 Neuberger Berman Prime Money
             A                                2,048                          Fund Trust Class                     10,986 @
     81,700 Hospitality Properties Trust,                                                                 -------------
             Ser. B                           2,145          TOTAL SHORT-TERM INVESTMENTS
     32,000 Host Marriott, Ser. E                            (COST $46,506)                                       46,506 #
     40,000 Strategic Hotel Capital,            858                                                       --------------
             Ser. A                           1,030 **

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

PRINCIPAL AMOUNT                                 MARKET VALUE+
                                             ($000's omitted)

TOTAL INVESTMENTS (140.4%)                            893,531 ##
(COST $654,258)
Liabilities, less cash, receivables                  (29,285) @@
 and other assets [(4.6%)]
Liquidation Value of Auction                        (228,000)
 Preferred Shares [(35.8%)]                   ---------------

TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                               $636,246
                                              --------------

                  NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

Notes to Schedule of Investments

+ Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into US. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At January 31, 2006, the cost of investments for US. Federal income tax purposes was $654,258,000. Gross unrealized appreciation of investments was $242,325,000 and gross unrealized depreciation of investments was $3,052,000 resulting in net unrealized appreciation of $239,273,000, based on cost for US. Federal income tax purposes.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $1,030,000 or 0.2% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

*    Non-income producing security.


@@ At January 31, 2006, the Fund had outstanding interest rate swap contracts as follows:


                                                           RATE TYPE
                                                          ----------------------
                                                                                   ACCRUED
                                                       FIXED-RATE  VARIABLE-RATE     NET
                                                         PAYMENTS      PAYMENTS    INTEREST     UNREALIZED
     SWAP COUNTER      NOTIONAL      TERMINATION         MADE BY    RECEIVED BY   RECEIVABLE    APPRECIATION    TOTAL
     PARTY              AMOUNT              DATE        THE FUND    THE FUND(1)    (PAYABLE)   (DEPRECIATION) FAIR VALUE

     Citibank, N.A.   $83,000,000   June 26, 2007         2.220%         4.534%     $32,007      $2,968,470   $3,000,477
     Citibank, N.A.   $82,000,000   June 26, 2008         2.580%         4.534%      26,701       4,185,778    4,212,479
                                                                                     ------       ---------   ---------
                                                                                    $58,708      $7,154,248   $7,212,956


    (1) 30 day LIBOR (London Interbank Offered Rate)





For more information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.


By: /s/ Peter E. Sundman
   ---------------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ---------------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
   ---------------------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 30, 2006